Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Company Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Company does not have a formal policy on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. The Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. Option grants are generally effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our Common Stock on the date of the grant or, if the grant is made on a weekend or holiday, on the prior business day.

During the year ended December 31, 2025, we did not grant stock options (or similar awards) to any of our named executive officers during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method [Text Block]	The Company does not have a formal policy on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company.
Award Timing Predetermined [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false